AXP(R) Insured
                                                                      Tax-Exempt
                                                                            Fund

                                                          2000 SEMIANNUAL REPORT

American
   Express(R)
Funds

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AXP Insured  Tax-Exempt Fund seeks to provide  shareholders with a high level of
income   generally   exempt  from  federal  income  tax  and   preservation   of
shareholders' capital.

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No-default Insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that AXP Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

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CONTENTS

From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements                       7
Notes to Financial Statements             10
Investments in Securities                 18

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o  Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

(signature of) Arne H. Carlson

Arne H. Carlson

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

From the Portfolio Manager
An unusually positive environment for municipal bonds led to sharply rising prices during the past six months. The trend drove up AXP Insured Tax-Exempt Fund's net asset value, ultimately leading to a total return of 7.18% (excluding the sales charge) for Class A shares during the first half of the fiscal year -- July through December 2000.

Municipal bonds had everything going for them over the period. Most important, interest rates came down, as investors became increasingly convinced that economic growth was slowing down. That, they reasoned, would take upward pressure off inflation and persuade the Federal Reserve to refrain from raising short-term interest rates. (Ultimately, falling interest rates boost bond prices.) In addition, with the stock market on shaky ground, investors shifted more money into higher-quality, less-risky investments, including municipal bonds. Finally, within the municipal market, the supply/demand situation turned quite favorable, as the supply of new bonds declined while demand from individuals and institutions remained robust.

PRICES UP
As a result of those factors, municipal bond prices rose, enhancing the value of the Fund's holdings and, therefore, its net asset value. In fact, over the six months, the increase in the net asset value accounted for more of the Fund's total return than the interest income, which normally is not the case. Still, the gain was muted a bit by my decision to keep a somewhat short duration in the portfolio. (Duration, a function of the average maturity of the bond holdings, affects the sensitivity of the Fund's net asset value to changes in interest rates. In general, the longer the duration, the greater the sensitivity.)

Looking at the Fund's income component, because of the downturn in interest rates, newly issued bonds offered correspondingly lower interest. That, in turn, led to a slight decline in the Fund's monthly dividend. To mitigate the trend, I continued a long-standing strategy of not selling older, higher-yielding issues. That allowed the Fund's dividend to hold up relatively well.

Given the municipal market's strength over the past six months, I think it's unlikely that we'll see a repeat of that performance in the second half of the fiscal year. In fact, it's possible that interest rates could drift slightly higher as the period progresses, holding back bond prices. Therefore, I plan to stay with a somewhat conservative strategy that focuses on maintaining the Fund's level of income and, consequently, its dividend payout to shareholders.

(signature of) Paul B. Hylle

Paul B. Hylle

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                     $5.52
June 30, 2000                                                     $5.28
Increase                                                          $0.24

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                       $0.13
From long-term capital gains                                      $  --
Total distributions                                               $0.13
Total return*                                                    +7.18%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                     $5.52
June 30, 2000                                                     $5.28
Increase                                                          $0.24

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                       $0.11
From long-term capital gains                                      $  --
Total distributions                                               $0.11
Total return*                                                    +6.78%

Class C -- 6 month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                     $5.53
June 30, 2000                                                     $5.28
Increase                                                          $0.25

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                       $0.11
From long-term capital gains                                      $  --
Total distributions                                               $0.11
Total return*                                                    +6.99%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 2000                                                     $5.50
June 30, 2000                                                     $5.27
Increase                                                          $0.23

Distributions -- July 1, 2000 - Dec. 31, 2000
From income                                                       $0.14
From long-term capital gains                                      $  --
Total distributions                                               $0.14
Total return*                                                    +7.11%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

The 10 Largest Holdings

                                              Percent              Value
                                          (of net assets)  (as of Dec. 31, 2000)
Brazos River Texas Authority Collateralized
Pollution Control Refunding Revenue Bonds Texas
Utility Electric Series 1992C A.M.T.
6.70% 2022                                      3.66%           $15,685,931
New York State Energy Research & Development
Authority Solid Waste Disposal Revenue Bonds
State Electric & Gas Company Series 1993A A.M.T.
5.70% 2028                                      2.66             11,422,877
Pittsburgh Pennsylvania Water & Sewer Authority
System Pre-refunded Revenue Bonds Series 1991A
6.50% 2014                                      2.42             10,362,300
Metropolitan Washington D.C. Airports Authority
Airport System Revenue Bonds Series 1992A A.M.T.
6.63% 2019                                      2.30              9,865,566
San Diego County California Certificates of
Participation Regional Authority Bonds Mt. Tower
Series 1991
6.36% 2019                                      2.16              9,249,659
Harris County Texas Toll Road Senior Lien
Pre-refunded Revenue Bonds Series 1992A
6.50% 2017                                      2.01              8,630,869
Houston Texas Water & Sewer System Junior Lien
Refunding Revenue Bonds Series 1997A
5.25% 2022                                      1.68              7,209,712
Louisiana Energy & Power Authority Refunding
Revenue Bonds Rodemacher Unit #2 Series 1991
6.75% 2008                                      1.67              7,155,470
Fontana California Unified School District
San Bernardino County General Obligation
Convertible Capital Appreciation Bonds
Series 1995C
6.15% 2020                                      1.54              6,606,299
Washington D.C. Convention Center Authority
Dedicated Tax Revenue Bonds
Senior Lien
4.75% 2028                                      1.48              6,335,166

Note:   Investment  income  from  certain  securities  may  be  subject  to  the
Alternative  Minimum Tax  (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 21.58% of net assets

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

Financial Statements

Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

Dec. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     (identified cost $389,969,184)                                                   $423,689,297
Cash in bank on demand deposit                                                               9,982
Accrued interest receivable                                                              5,652,009
                                                                                         ---------
Total assets                                                                           429,351,288
                                                                                       -----------

Liabilities
Dividends payable to shareholders                                                          508,082
Payable for investment securities purchased                                                  6,250
Accrued investment management services fee                                                   5,269
Accrued distribution fee                                                                     3,962
Accrued transfer agency fee                                                                    539
Accrued administrative services fee                                                            468
Other accrued expenses                                                                      60,146
                                                                                            ------
Total liabilities                                                                          584,716
                                                                                           -------
Net assets applicable to outstanding shares                                           $428,766,572
                                                                                      ============

Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                              $    777,319
Additional paid-in capital                                                             409,105,874
Excess of distributions over net investment income                                          (9,202)
Accumulated net realized gain (loss) (Note 6)                                          (14,793,957)
Unrealized appreciation (depreciation) on investments (Note 5)                          33,686,538
                                                                                        ----------
Total -- representing net assets applicable to outstanding shares                     $428,766,572
                                                                                      ============
Net assets applicable to outstanding shares:     Class A                              $378,291,395
                                                 Class B                              $ 50,229,960
                                                 Class C                              $    243,836
                                                 Class Y                              $      1,381
Net asset value per share of outstanding shares: Class A shares       68,581,382      $       5.52
                                                 Class B shares        9,106,119      $       5.52
                                                 Class C shares           44,131      $       5.53
                                                 Class Y shares              251      $       5.50
                                                                             ---      ------------

See accompanying notes to financial statements.


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


Statement of operations
AXP Insured Tax-Exempt Fund

Six months ended Dec. 31, 2000 (Unaudited)

Investment income
Income:
Interest                                                                               $12,186,230
                                                                                       -----------
Expenses (Note 2):
Investment management services fee                                                         940,466
Distribution fee
     Class A                                                                               460,644
     Class B                                                                               247,031
     Class C                                                                                   313
Transfer agency fee                                                                         88,635
Incremental transfer agency fee
     Class A                                                                                 8,758
     Class B                                                                                 2,051
     Class C                                                                                     4
Administrative services fees and expenses                                                   85,010
Compensation of board members                                                                4,278
Custodian fees                                                                              15,435
Printing and postage                                                                        11,735
Registration fees                                                                           28,904
Audit fees                                                                                   9,375
Other                                                                                        8,175
                                                                                             -----
Total expenses                                                                           1,910,814
     Earnings credits on cash balances (Note 2)                                            (27,091)
                                                                                           -------
Total net expenses                                                                       1,883,723
                                                                                         ---------
Investment income (loss) -- net                                                         10,302,507
                                                                                        ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
     Security transactions (Note 3)                                                        523,017
     Futures contracts                                                                    (369,694)
                                                                                          --------
Net realized gain (loss) on investments                                                    153,323
Net change in unrealized appreciation (depreciation) on investments                     18,626,266
                                                                                        ----------
Net gain (loss) on investments                                                          18,779,589
                                                                                        ----------
Net increase (decrease) in net assets resulting from operations                        $29,082,096
                                                                                       ===========

See accompanying notes to financial statements.


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


Statements of changes in net assets
AXP Insured Tax-Exempt Fund

                                                                   Dec. 31, 2000     June 30, 2000
                                                                 Six months ended      Year ended
                                                                    (Unaudited)

Operations and distributions
Investment income (loss) -- net                                     $ 10,302,507      $ 23,141,371
Net realized gain (loss) on investments                                  153,323          (893,327)
Net change in unrealized appreciation (depreciation) on investments   18,626,266       (15,509,217)
                                                                      ----------       -----------
Net increase (decrease) in net assets resulting from operations       29,082,096         6,738,827
                                                                      ----------         ---------
Distributions to shareholders from:
     Net investment income
         Class A                                                      (9,273,062)      (20,651,675)
         Class B                                                      (1,056,857)       (2,469,043)
         Class C                                                          (1,414)               --
         Class Y                                                             (35)              (67)
     Net realized gain
         Class A                                                         (12,951)          (13,944)
         Class B                                                          (1,729)           (1,999)
         Class Y                                                              (8)               --
                                                                              --
Total distributions                                                  (10,346,056)      (23,136,728)
                                                                     -----------       -----------

Share transactions (Note 4)
Proceeds from sales
     Class A shares (Note 2)                                          24,153,375        51,355,556
     Class B shares                                                    3,374,578        12,616,924
     Class C shares                                                      236,400             2,000
Reinvestment of distributions at net asset value
     Class A shares                                                    6,402,219        14,115,414
     Class B shares                                                      762,648         1,849,298
     Class C shares                                                        1,173                --
     Class Y shares                                                           35                67
Payments for redemptions
     Class A shares                                                  (40,026,559)     (119,214,000)
     Class B shares (Note 2)                                          (6,676,911)      (22,388,458)
                                                                      ----------       -----------
Increase (decrease) in net assets from share transactions            (11,773,042)      (61,663,199)
                                                                     -----------       -----------
Total increase (decrease) in net assets                                6,962,998       (78,061,100)
Net assets at beginning of period                                    421,803,574       499,864,674
                                                                     -----------       -----------
Net assets at end of period                                         $428,766,572      $421,803,574
                                                                    ============      ============
Undistributed (excess of distributions over) net investment income  $     (9,202)     $     19,659
                                                                    ------------      ------------

See accompanying notes to financial statements.


Notes to Financial Statements

AXP Insured Tax-Exempt Fund
(Unaudited as to Dec. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust on April 7, 1986. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 379 shares of capital stock at $5.28 per share, which represented the initial capital in Class C.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

As of Dec. 31, 2000, AEFC owned 251 Class Y shares.

2. EXPENSES AND SALES CHARGES
The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class C $20.00
o Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $186,059 for Class A and $39,269 for Class B for the six months ended Dec. 31, 2000.

During the six months ended Dec. 31, 2000, the Fund's custodian and transfer agency fees were reduced by $27,091 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,818,238 and $19,094,684, respectively, for the six months ended Dec. 31, 2000. Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS
Transactions in shares of the Fund for the periods indicated are as follows:

                                          Six months ended Dec. 31, 2000
                                  Class A      Class B     Class C      Class Y
Sold                             4,490,770     625,574      43,536           --
Issued for
   reinvested distributions      1,190,747     141,862         216            6
Redeemed                        (7,463,236) (1,243,899)         --           --
                                ----------  ----------      ------           --
Net increase (decrease)         (1,781,719)   (476,463)     43,752            6
                                ----------    --------      ------            -

                                             Year ended June 30, 2000
                                  Class A      Class B     Class C*     Class Y
Sold                             9,803,655   2,395,776         379           --
Issued for
   reinvested distributions      2,692,227     352,727          --           13
Redeemed                       (22,826,419) (4,278,972)         --           --
                               -----------  ----------      ------           --
Net increase (decrease)        (10,330,537) (1,530,469)        379           13
                               -----------  ----------         ---           --

* Inception date was June 26, 2000.

5. INTEREST RATE FUTURES CONTRACTS
As of Dec. 31, 2000, investments in securities included securities valued at $216,035 that were pledged as collateral to cover initial margin deposits on 50 open sales contracts. The market value of the open sales contracts as of Dec. 31, 2000, was $5,176,563 with a net unrealized loss of $33,575. See "Summary of significant accounting policies."

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $3,344,398 as of June 30, 2000, that if not offset by capital gains, will expire in 2008 through 2009. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Dec. 31, 2000.

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.


9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended June 30,

Per share income and capital changes(a)
                                                                     Class A
                                               2000(b)      2000       1999       1998       1997

Net asset value, beginning of period            $5.28      $5.44      $5.63      $5.51      $5.43

Income from investment operations:

Net investment income (loss)                      .13        .27        .27        .28        .30

Net gains (losses) (both realized
   and unrealized)                                .24       (.16)      (.18)       .13        .07

Total from investment operations                  .37        .11        .09        .41        .37

Less distributions:

Dividends from net investment income             (.13)      (.27)      (.27)      (.29)      (.29)

Distributions from realized gains                  --         --       (.01)        --         --

Total distributions                              (.13)      (.27)      (.28)      (.29)      (.29)

Net asset value, end of period                  $5.52      $5.28      $5.44      $5.63      $5.51

Ratios/supplemental data

Net assets, end of period (in millions)          $378       $371       $439       $455       $462

Ratio of expenses to average
   daily net assets(d)                           .82%(c)    .82%       .75%       .73%       .74%

Ratio of net investment income (loss)
     to average daily net assets                5.01%(c)   5.16%      4.87%      5.09%      5.42%

Portfolio turnover rate
     (excluding short-term securities)             1%         9%        13%        17%        33%

Total return(e)                                 7.18%      2.13%      1.74%      7.60%      7.08%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Adjusted to an annual basis.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Total return does not reflect payment of a sales charge.



Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                     Class B

                                               2000(b)      2000       1999       1998       1997

Net asset value, beginning of period            $5.28      $5.44      $5.63      $5.51      $5.43

Income from investment operations:

Net investment income (loss)                      .11        .23        .23        .24        .25

Net gains (losses) (both realized
   and unrealized)                                .24       (.16)      (.18)       .13        .08

Total from investment operations                  .35        .07        .05        .37        .33

Less distributions:

Dividends from net investment income             (.11)      (.23)      (.23)      (.25)      (.25)

Distributions from realized gains                  --         --       (.01)        --         --

Total distributions                              (.11)      (.23)      (.24)      (.25)      (.25)

Net asset value, end of period                  $5.52      $5.28      $5.44      $5.63      $5.51

Ratios/supplemental data

Net assets, end of period (in millions)           $50        $51        $61        $44        $31

Ratio of expenses to average
   daily net assets(d)                          1.57%(c)   1.57%      1.51%      1.49%      1.50%

Ratio of net investment income (loss)
   to average daily net assets                  4.25%(c)   4.41%      4.13%      4.34%      4.71%

Portfolio turnover rate
   (excluding short-term securities)               1%         9%        13%        17%        33%

Total return(e)                                 6.78%      1.35%       .99%      6.80%      6.26%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Adjusted to an annual basis.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Total return does not reflect payment of a sales charge.


Fiscal period ended June 30,

Per share income and capital changes(a)

                                                    Class C

                                               2000(b)    2000(c)

Net asset value, beginning of period            $5.28      $5.27

Income from investment operations:

Net investment income (loss)                      .11         --

Net gains (losses) (both realized
   and unrealized)                                .25        .01

Total from investment operations                  .36        .01

Less distributions:

Dividends from net investment income             (.11)        --

Distributions from realized gains                  --         --

Total distributions                              (.11)        --

Net asset value, end of period                  $5.53      $5.28

Ratios/supplemental data

Net assets, end of period (in millions)           $--        $--

Ratio of expenses to average
   daily net assets(e)                          1.57%(d)   1.57%(d)

Ratio of net investment income (loss)
   to average daily net assets                  4.48%(d)   5.22%(d)

Portfolio turnover rate
   (excluding short-term securities)               1%         9%

Total return(f)                                 6.99%       .19%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Inception date was June 26, 2000.
(d) Adjusted to an annual basis.
(e) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(f) Total return does not reflect payment of a sales charge.


Fiscal period ended June 30,

Per share income and capital changes(a)

                                                                     Class Y

                                               2000(b)      2000       1999       1998       1997

Net asset value, beginning of period            $5.27      $5.44      $5.64      $5.52      $5.44

Income from investment operations:

Net investment income (loss)                      .14        .28        .30        .29        .30

Net gains (losses) (both realized
   and unrealized)                                .23       (.17)      (.19)       .13        .08

Total from investment operations                  .37        .11        .11        .42        .38

Less distributions:

Dividends from net investment income             (.14)      (.28)      (.30)      (.30)      (.30)

Distributions from realized gains                  --         --       (.01)        --         --

Total distributions                              (.14)      (.28)      (.31)      (.30)      (.30)

Net asset value, end of period                  $5.50      $5.27      $5.44      $5.64      $5.52

Ratios/supplemental data

Net assets, end of period (in millions)           $--        $--        $--        $--        $--

Ratio of expenses to average
   daily net assets(d)                           .59%(c)    .67%       .60%       .48%       .58%

Ratio of net investment income (loss)
   to average daily net assets                  5.19%(c)   5.33%      5.01%      5.30%      5.78%

Portfolio turnover rate
   (excluding short-term securities)               1%         9%        13%        17%        33%

Total return(e)                                 7.11%      2.30%      1.87%      7.73%      7.25%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Six months ended Dec. 31, 2000 (Unaudited).
(c) Adjusted to an annual basis.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Total return does not reflect payment of a sales charge.


Investments in Securities
AXP Insured Tax-Exempt Fund
Dec. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.7%)
Name of                  Coupon           Principal                Value(a)
issuer and                 rate              amount
title of
issue(b,c)

Alabama (1.1%)
Jefferson County Capital Improvement
     Sewer Revenue Bonds Series 1999A
     (FGIC Insured)
         02-01-33          5.00%         $2,000,000              $1,919,720
         02-01-39          5.13           3,000,000               2,933,520
Total                                                             4,853,240

Alaska (2.4%)
North Slope Borough Capital Appreciation
     Unlimited General Obligation Bonds
     Zero Coupon Series 1995A (MBIA Insured)
         06-30-06          5.61        5,300,000(d)               4,135,484
North Slope Borough General Obligation Bonds
     Zero Coupon Series 1996B (MBIA Insured)
         06-30-07          5.72        8,000,000(d)               5,951,840
Total                                                            10,087,324

Arizona (1.6%)
Chandler Water & Sewer Refunding Revenue
     Bonds Series 1991 (FGIC Insured)
         07-01-12          7.00           1,250,000               1,278,588
Health Facilities Authority Hospital System
     Refunding Revenue Bonds Phoenix Baptist
     Hospital Series 1992 (MBIA Insured)
         09-01-11          6.25           1,650,000               1,728,161
Phoenix Civic Improvement Wastewater System
     Lease Refunding Revenue Bonds
     (MBIA Insured)
         07-01-23          4.75           4,200,000               3,950,981
Total                                                             6,957,730

Arkansas (0.1%)
State Development Finance Authority
     Economic Development Revenue Bonds
     ADFA Guaranty Series B
     (AMBAC Insured) A.M.T.
         12-01-20          5.80             500,000                 512,795

California (11.9%)
DeltaCounties Home Mortgage Finance Authority
     Single Family Mortgage  Revenue Bonds
     Series 1998A (MBIA Insured) A.M.T.
         06-01-24          6.70             735,000                 790,897
Desert Sands Unified School District Convertible
     Capital Appreciation Certificates
     Zero Coupon Series 1995 (FSA Insured)
         03-01-01          6.45           3,000,000(g)            3,201,600
Eastern Municipal Water District Riverside
     County Water & Sewer Pre-refunded
     Revenue Certificates of Participation
     Series 1991 (FGIC Insured)
         07-01-20          6.50           5,460,000               5,646,131
Fontana Unified School District
     San Bernardino County General Obligation
     Convertible Capital Appreciation Bonds
     Series 1995C (FGIC Insured)
         05-01-20          6.15           6,000,000               6,606,299
Fresno Health Facility Revenue Bonds
     Holy Cross-St. Agnes (MBIA Insured)
         06-01-21          6.63           2,000,000               2,115,060
Los Angeles Department of Water & Power
     Waterworks Refunding Revenue Bonds
     Second Issue (FGIC Insured)
         05-15-23          4.50           1,520,000               1,406,684
Northern California Transmission Select Auction
     Variable Rate Security & Residual Interest
     Revenue Bonds (MBIA Insured)
         04-29-24          5.50           2,500,000(f)            2,534,425
Oceanside Certificates of Participation Refunding
     Bonds Oceanside Civic Center
     (MBIA Insured)
         08-01-19          5.25           1,730,000               1,758,805
RuralHome Mortgage Financing  Authority
     Single Family Mortgage Revenue Bonds
     3rd Series 1997A (GNMA Insured) A.M.T.
         09-01-29          7.00           1,425,000               1,659,541
San Diego County Certificates of Participation
     Regional Authority Bonds Mt. Tower
     Series 1991 (MBIA Insured)
         11-18-19          6.36           9,000,000               9,249,659
San Jose Redevelopment Agency Merged Area
     Redevelopment Tax Allocation Bonds
     Series 1993 (MBIA Insured)
         08-01-24          4.75           2,400,000               2,291,736
San Mateo County Joint Power Financing
     Authority Lease Revenue Bonds
     San Mateo County Health Center
     Series 1994A (FSA Insured)
         07-15-22          5.75           1,500,000               1,620,810
State Public Works Board Lease Revenue Bonds
     Department of Correction Substance Abuse
     Treatment Facility & State Prison at Corcoran
     Series 1996A (AMBAC Insured)
         01-01-21          5.25           2,000,000               2,021,020
State Public Works Board Lease Revenue Bonds
     University of California Series 1992A
     (AMBAC Insured)
         12-01-16          6.40           2,000,000               2,133,420
State Unlimited Tax General Obligation Bonds
     (FGIC Insured)
         09-01-23          4.75           2,100,000               2,012,640
Statewide Community Development Authority
     Certificate of Participation
     Sutter Health Obligated Group (MBIA Insured)
         08-15-22          5.50           5,750,000               5,923,190
Total                                                            50,971,917

Colorado (2.5%)
Broomfield Certificates of Participation
     Open Space Park & Recreation Facilities
     (AMBAC Insured)
         12-01-20          5.50           1,000,000               1,033,240
Denver City & County Airport Revenue Bonds
     Series 1995B (MBIA Insured) A.M.T.
         11-15-17          5.75           4,290,000               4,429,683
Denver City & County Airport Revenue Bonds
     Series 1998A (FSA Insured) A.M.T.
         11-15-25          5.00           2,000,000               1,878,080
Douglas & Elbert Counties School District R-1
     Unlimited General Obligation Pre-refunded
     Bonds Series 1994A (MBIA Insured)
         12-15-16          6.50           1,435,000               1,570,277
Douglas & Elbert Counties School District R-1
     Unlimited General Obligation Unrefunded
     Bonds Series 1994A (MBIA Insured)
         12-15-16          6.50              65,000                  70,286
Larimer, Weld & Boulder Counties School
     District R-2J Thompson Unlimited General
     Obligation Capital Appreciation Bonds
     Zero Coupon Series 1997 (FGIC Insured)
         12-15-11          5.45           2,000,000(d)            1,172,700
         12-15-12          5.50           1,400,000(d)              772,800
Total                                                            10,927,066

Delaware (0.3%)
Health Facilities Authority Refunding Revenue
     Bonds Medical Center of Delaware
     Series 1989 (MBIA Insured)
         10-01-15          7.00           1,000,000               1,096,620

District of Columbia (2.1%)
Association of American Medical Colleges
     College Revenue Bonds Series 1997A
     (AMBAC Insured)
         02-15-27          5.38           2,500,000               2,514,225
Washington D.C. Convention Center Authority
     Dedicated Tax Revenue Bonds Senior Lien
     (AMBAC Insured)
         10-01-28          4.75           6,900,000               6,335,166
Total                                                             8,849,391

Florida (0.8%)
Alachua County Public Improvement
     Refunding Revenue Bonds
     (FSA Insured)
         08-01-21          5.13           2,000,000               2,000,520
Department of Transportation Turnpike Revenue
     Bonds Series 1991A (AMBAC Insured)
         07-01-20          6.25           1,250,000               1,264,313
Total                                                             3,264,833

Georgia (2.3%)
Chatham County Hospital Authority Revenue
     Bonds Memorial Medical Center
     Series 1990A (MBIA Insured)
         01-01-21          7.00           2,500,000               2,550,400
Cherokee County Water & Sewer Authority
     Water & Sewer Revenue Bonds Series 1995
     (MBIA Insured)
         08-01-25          5.20           2,000,000               2,012,540
Fulton County Water & Sewer Revenue Bonds
     (FGIC Insured)
         01-01-14          6.38           3,215,000               3,774,825
Richmond County Water & Sewer Refunding
     Revenue Improvement Bonds
     Series 1996A (FGIC Insured)
         10-01-28          5.25           1,500,000               1,502,805
Total                                                             9,840,570

Hawaii (0.7%)
Harbor System Revenue Bonds
     Series 1997 (MBIA Insured) A.M.T.
         07-01-27          5.50           1,000,000               1,001,680
State Airports Systems Refunding Revenue
     Bonds Series 2000B (FGIC Insured) A.M.T.
         07-01-20          6.00           2,000,000               2,129,920
Total                                                             3,131,600

Illinois (6.7%)
Chicago O'Hare International Airport
     General Revenue Bonds Series 1990A
     (AMBAC Insured) A.M.T.
         01-01-16          7.50           1,045,000               1,058,177
Chicago Public Building Commission
     Pre-refunded Revenue Bonds Series 1990A
     (MBIA Insured)
         01-01-15          7.13           5,000,000               5,112,150
Chicago Reform Board of Trustees
     Board of Education Unlimited Tax General
     Obligation Refunding Bonds Dedicated
     Tax Revenue Zero Coupon
     Series 1999A (FGIC Insured)
         12-01-21          5.27          10,465,000(d)            3,383,648
Cook County Consolidated High School
     District #200 Limited Tax General Obligation
     Bonds Oak Park Zero Coupon
     Series 1998 (FSA Insured)
         12-01-15          5.60           7,190,000(d)            3,293,308
         12-01-17          5.62           3,750,000(d)            1,516,200
McHenry County Community High School District
     #157 Unlimited Tax Capital Appreciation
     General Obligation Bonds Zero Coupon
     Series 1998 (FSA Insured)
         12-01-17          5.60           5,790,000(d)            2,342,750
Southern Illinois University Housing & Auxiliary
     Facilities System Revenue Bonds
     Zero Coupon Series 1999A (MBIA Insured)
         04-01-26          5.55           4,000,000(d)            1,018,640
St. Clair County Public Community Building
     Capital Appreciation Revenue Bonds
     Zero Coupon Series 1997B (FGIC Insured)
         12-01-14          5.95           2,000,000(d)              990,700
St. Clair County Unlimited Tax Capital Appreciation
     General Obligation Bonds Zero Coupon
     Series 1999 (FGIC Insured)
         10-01-16          5.58           4,710,000(d)            2,081,726
         10-01-17          5.58           6,745,000(d)            2,807,539
         10-01-18          5.80           6,935,000(d)            2,611,998
         10-01-19          5.80           7,060,000(d)            2,482,508
Total                                                            28,699,344

Indiana (3.4%)
Crown Point Multi-School Building
     1st Mtge Revenue Bonds
     Zero Coupon (MBIA Insured)
         01-15-25          6.59           8,230,000(d)            2,243,169
Fort Wayne Hospital Authority Revenue Bonds
     Parkview Health System (MBIA Insured)
         11-15-28          4.75           2,500,000               2,249,800
Marion County Hospital Authority Refunding
     Revenue Bonds Methodist Hospital
     Series 1989 (MBIA Insured)
         09-01-13          6.50           4,000,000               4,047,680
State Health Facility Finance Authority Hospital
     Refunding Revenue Bonds Columbus Regional
     Hospital Series 1993 (CGIC Insured)
         08-15-15          7.00           5,000,000               5,994,000
Total                                                            14,534,649

Kansas (0.5%)
Labette County Single Family Housing Revenue
     Bonds Series 1998A-2 (GNMA Insured)
         12-01-11          7.65             165,000                 168,425
Sedgwick & Shawnee Counties Single Family
     Housing Revenue Mortgage Backed Securities
     1st Series 1997A (MBIA Insured) A.M.T.
         06-01-29          6.95           1,810,000(f)            2,104,849
Total                                                             2,273,274

Louisiana (1.7%)
Energy & Power Authority Refunding Revenue
     Bonds Rodemacher Unit #2 Series 1991
     (FGIC Insured)
         01-01-08          6.75           7,000,000               7,155,470

Maine (0.4%)
State Turnpike Authority Turnpike Revenue
     Bonds (MBIA Insured)
         07-01-18          6.00           1,790,000               1,929,226

Massachusetts (4.5%)
Health & Educational Facilities Authority
     Revenue Bonds Cape Cod Health System
     Series 1993A (Connie Lee Insured)
         11-15-21          5.25           4,000,000               3,964,720
Municipal Wholesale Electric Power
     Supply System Refunding Revenue Bonds
     Series 1994B (MBIA Insured)
         07-01-11          4.75           5,250,000               5,308,275
State Bay Transportation Authority Series 1995B
     (AMBAC Insured)
         03-01-25          5.38           4,000,000               4,032,040
State Health & Education Facilities Authority
     Revenue Bonds Valley Regional Health System
     Series 1994C (Connie Lee Insured)
         07-01-18          5.75           1,500,000               1,541,940
State Turnpike Authority Metro Highway System
     Revenue Bonds Series 1999A (AMBAC Insured)
         01-01-34          4.75           2,500,000               2,293,975
State Water Resource Authority Revenue Bonds
     Series 1992A (MBIA Insured)
         07-15-22          5.50           2,000,000               2,042,660
Total                                                            19,183,610

Michigan (4.3%)
Almont Community Schools
     Unlimited Tax General Obligation Bonds
     Series 1996 (FGIC Insured)
         05-01-22          5.38           1,900,000               1,916,074
Grand Rapids Sanitary Sewer System
     Refunding Revenue Bonds
     Series 1998A (FGIC Insured)
         01-01-28          4.75           3,000,000               2,784,780
Holly Area School District
     Unlimited Tax General Obligation
     Refunding Bonds (FGIC Insured)
         05-01-25          4.75           1,000,000                 930,510
Iron Mountain School Unlimited Tax
     General Obligation Refunding Bonds
     (AMBAC Insured)
         05-01-21          5.13           1,500,000               1,491,270
Jackson County Public Schools
     School Building & Site
     Unlimited Tax General Obligation Refunding
     Bonds Series 1999 (FGIC Insured)
         05-01-22          5.38           1,000,000               1,013,480
Kalamazoo Hospital Finance Authority
     Refunding & Improvement Bonds Bronson
     Methodist Hospital (MBIA Insured)
         05-15-12          6.25           3,000,000               3,242,190
Lincoln Park School District Wayne County
     School Building & Site Unlimited Tax
     General Obligation Bonds (FGIC Insured)
         05-01-26          5.90           1,500,000               1,629,750
Monroe County Pollution Control Refunding
     Bonds Detroit Edison Series 1992I-B
     (MBIA Insured) A.M.T.
         09-01-24          6.55           5,000,000               5,312,450
Total                                                            18,320,504

Minnesota (2.5%)
Southern Minnesota Municipal Power Agency
     Power Supply System Refunding Revenue
     Bonds Series 1993A (FGIC Insured)
         01-01-16          4.75           4,250,000               4,130,023
Southern Minnesota Municipal Power Agency
     Power Supply System Refunding Revenue Bonds
     Zero Coupon Series 1994A (MBIA Insured)
         01-01-21          6.12           6,000,000(d)            2,082,540
Western Minnesota Municipal Power Agency
     Revenue Bonds Escrowed to Maturity
     (AMBAC Insured)
         01-01-16          6.75           4,500,000               4,598,235
Total                                                            10,810,798

Mississippi (1.2%)
Alcorn County Hospital Refunding Revenue Bonds
     Magnolia Regional Hospital Center
     (AMBAC Insured)
         10-01-13          5.75           1,000,000               1,052,410
State Home Single Family Mortgage Revenue
     Bonds Series 1997H
     (GNMA & FNMA Insured) A.M.T.
         12-01-29          6.70           1,980,000               2,089,791
State Home Single Family Mortgage Revenue
     Bonds Series 1999A (GNMA Insured) A.M.T.
         06-01-31          6.30           1,995,000               2,121,563
Total                                                             5,263,764

Montana (2.1%)
Forsyth Rosebud County Pollution Refunding
     Revenue Bonds Puget Sound Power & Light
     (AMBAC Insured) A.M.T.
         08-01-21          7.25           4,000,000               4,136,600
State Board of Investments Payroll Tax Bonds
     Worker's Compensation Program
     Series 1991 (MBIA Insured)
         06-01-20          6.88           4,750,000               5,028,303
Total                                                             9,164,903

Nevada (1.2%)
ClarkCounty  Passenger  Facility Charge Airport
     Revenue Bonds Las Vegas McCarren Airport
     Series 1995B (AMBAC Insured) A.M.T.
         07-01-25          5.50           5,000,000               5,009,850

New Jersey (0.1%)
Carteret Board of Education Refunding
     Certificates of Participation
     Series 1999 (MBIA Insured)
         04-15-19          4.75             540,000                 523,271

New Mexico (0.5%)
Rio Rancho Water & Wastewater System
     Refunding Revenue Bonds
     Series 1999 (AMBAC Insured)
         05-15-22          4.75           1,000,000                 941,420
Santa Fe Water Revenue Bonds (AMBAC Insured)
         06-01-24          6.30           1,000,000               1,067,240
Total                                                             2,008,660

New York (8.0%)
New York City Municipal Water Finance Authority
     Water & Sewer System Revenue Bonds
     Series 1995A (MBIA Insured)
         06-15-23          5.50           5,000,000               5,068,850
State Dormitory Authority Pre-refunded College
     Revenue Bonds Consolidated City University
     System 3rd General Resolution 2nd Series 1994
     (MBIA Insured)
         07-01-19          6.25           2,500,000               2,679,750
State Dormitory Authority Refunding Revenue
     Bonds State University Educational Facilities
     Series 1998A (MBIA Insured)
         05-15-25          4.75           4,000,000               3,757,920
State Dormitory Authority State University
     Educational Facilities Refunding Revenue
     Bonds Series 1993A (AMBAC Insured)
         05-15-15          5.25           2,700,000               2,853,792
State Energy Research & Development Authority
     Pollution Control Refunding Revenue Bonds
     Rochester Gas & Electric Series 1992B
     (MBIA Insured) A.M.T.
         05-15-32          6.50           4,000,000               4,147,400
State Energy Research & Development Authority
     Solid Waste Disposal Revenue Bonds
     State Electric & Gas Company Series 1993A
     (MBIA Insured) A.M.T.
         12-01-28          5.70          11,210,000              11,422,877
State Energy Resource & Development Authority
     Gas Facility Revenue Bonds Brooklyn Union Gas
     (MBIA Insured) A.M.T.
         06-01-25          5.60           4,500,000               4,563,765
Total                                                            34,494,354

North Carolina (1.5%)
Charlotte Pre-refunded Certificates of Participation
     Convention Facility Series 1991 (AMBAC Insured)
         12-01-21          6.75           3,150,000               3,289,451
Concord Certificates of Participation
     Series 1996B (MBIA Insured)
         06-01-16          5.75           1,480,000               1,554,607
Cumberland County Financial Corporation
     Installment Payment Miscellaneous
     Revenue Bonds Public Building & Equipment
     Series 1998 (MBIA Insured)
         12-01-17          4.75          590,000(e)                 569,155
Piedmont Triad Airport Authority Revenue Bonds
     Series 1999B (FSA Insured) A.M.T.
         07-01-21          6.00           1,000,000               1,065,860
Total                                                             6,479,073

North Dakota (0.9%)
Fargo Health System Meritcare Obligated Group
     Revenue Bonds Series 1996A (MBIA Insured)
         06-01-27          5.38           3,850,000               3,844,957

Ohio (0.9%)
Lorain County Hospital Facilities Refunding
     Revenue Bonds EMH Regional Medical
     Center Series 1995 (AMBAC Insured)
         11-01-21          5.38           2,000,000               2,015,200
Lucas County Hospital Refunding Revenue
     Bonds St. Vincent's Medical Center
     Series 1993C (MBIA Insured)
         08-15-22          5.25           1,725,000               1,725,587
Total                                                             3,740,787

Oklahoma (0.6%)
McAlester Public Works Authority Oklahoma
     Improvement Refunding Revenue Bonds
     (FSA Insured)
         12-01-17          5.25           1,470,000               1,576,928
         12-01-18          5.25           1,000,000               1,072,740
Total                                                             2,649,668

Pennsylvania (6.2%)
Allegheny County Certificates of Participation
     County Courthouse Renovation
     Series 1999 (AMBAC Insured)
         12-01-28          5.00           3,000,000               2,886,810
Allegheny County Hospital Development
     Authority Revenue Bonds Catholic Health East
     Systems Series 1998A (AMBAC Insured)
         11-15-26          4.88           3,000,000               2,756,580
Harrisburg Authority Dauphin County Revenue
     Bonds Series 1997-II (MBIA Insured)
         09-15-22          5.63           2,000,000               2,052,020
Philadelphia Hospital & Higher Education
     Facilities Jefferson Health Systems Revenue
     Bonds Series 1997A (AMBAC Insured)
         05-15-18          5.13           3,000,000               2,967,510
Philadelphia Unlimited General Obligation
     Bonds (MBIA Insured)
         05-15-25          5.00           4,500,000               4,358,070
Pittsburgh Water & Sewer Authority System
     Pre-refunded Revenue Bonds Series 1991A
     (FGIC Insured)
         09-01-14          6.50          10,000,000              10,362,300
Robinson Township Municipal Authority Water
     & Sewer Revenue Bonds (FGIC Insured)
         11-15-19          6.00           1,290,000               1,402,037
Total                                                            26,785,327

Rhode Island (0.7%)
Health & Education Building Corporation
     Higher Education Facility Revenue Bonds
     Series 1996 (MBIA Insured)
         06-01-26          5.63           3,000,000               3,070,140

South Carolina (0.3%)
Piedmont Municipal Power Agency Electric
     Refunding Revenue Bonds (FGIC Insured)
         01-01-21          6.25           1,000,000               1,148,630

Tennessee (0.3%)
Franklin Special School District Williamson County
     Limited Tax Capital Appreciation General
     Obligation Bonds Zero Coupon (FSA Insured)
         06-01-19          5.79           1,425,000(d)              538,764
         06-01-20          5.80           2,345,000(d)              836,250
Total                                                             1,375,014

Texas (15.6%)
Austin Airport System Prior Lien Revenue Bonds
     Series 1995A (MBIA Insured) A.M.T.
         11-15-25          6.13           3,000,000               3,151,470
Austin Combined Utilities System Capital
     Appreciation Refunding Revenue Bonds
     Zero Coupon Series 1994 (FGIC Insured)
         05-15-17          5.83           5,900,000(d)            2,524,905
Austin Combined Utilities System Pre-refunded
     Revenue Bonds Series 1994 (FGIC Insured)
         05-15-24          5.75           8,500,000               8,785,752
Austin Combined Utilities System Revenue Bonds
     Series 1987 (BIG Insured)
         11-15-12          8.63             750,000                 794,895
         11-15-17          8.63             500,000(e)              529,930
Bexar County Health Facility Development Hospital
     Revenue Bonds San Antonio Baptist Memorial
     Hospital System Series 1994 (MBIA Insured)
         08-15-19          6.75           5,000,000               5,508,800
Brazos River Authority Collateralized Pollution
     Control Refunding Revenue Bonds Texas Utility
     Electric Series 1992C (FGIC Insured) A.M.T.
         10-01-22          6.70          14,935,000              15,685,931
Corsicana Waterworks & Sewer System
     Refunding Revenue Bonds Series 1997A
     (FGIC Insured)
         08-15-22          5.75           1,575,000               1,639,937
Harris County Toll Road Senior Lien Pre-refunded
     Revenue Bonds Series 1992A (AMBAC Insured)
         08-15-17          6.50           8,170,000               8,630,869
Hillsboro Independent School District
     Unlimited Tax School Building & Refunding
     Revenue Bonds Series 1997
     (Permanent School Fund Guarantee)
         08-15-26          5.25           1,000,000                 999,940
Houston Water & Sewer System Junior Lien
     Refunding Revenue Bonds
     Series 1997A (FGIC Insured)
         12-01-22          5.25           7,210,000               7,209,712
Houston Water & Sewer System Junior Lien
     Revenue Bonds
     Series 1997C (FGIC Insured)
         12-01-27          5.38           2,000,000               2,010,600
Municipal Power Agency Refunding Revenue
     Bonds Series 1991A (AMBAC Insured)
         09-01-12          6.75           5,250,000               5,433,698
Rosenberg Limited Tax General Obligation Bonds
     Series 1998 (FSA Insured)
         03-01-16          4.50             740,000                 700,181
         03-01-17          4.50             785,000                 735,969
Turnpike Authority Dallas North Tollway Revenue
     Bonds Addison Airport Toll Tunnel
     Series 1994 (FGIC Insured)
         01-01-23          6.60           2,000,000               2,210,700
Total                                                            66,553,289

Vermont (0.2%)
University of Vermont & State Agricultural College
     Revenue Bonds Series 1998 (MBIA Insured)
         10-01-38          4.75           1,000,000                 913,580

Virginia (5.5%)
Loudoun County Sanitation Authority Waste
     & Sewer Refunding Revenue Bonds
     (MBIA Insured)
         01-01-30          5.25           1,435,000               1,430,752
Metropolitan Washington D.C. Airports Authority
     Airport System Revenue Bonds Series 1992A
     (MBIA Insured) A.M.T.
         10-01-19          6.63           9,420,000               9,865,566
Portsmouth Redevelopment Housing Authority
     Multi-family Housing Refunding Revenue
     Bonds (FNMA Insured)
         12-01-08          6.05           5,780,000               6,007,848
Upper Occoquan Sewer Authority Regional Sewer
     Revenue Bonds Series 1995A (MBIA Insured)
         07-01-29          4.75           4,000,000               3,711,560
William County Lease Certificates of Participation
     Bonds (MBIA Insured)
         12-01-20          5.50           2,590,000               2,651,331
Total                                                            23,667,057

Wisconsin (0.7%)
Center District Sales Tax Appreciation Senior
     Dedicated Bonds Zero Coupon Series 1996A
     (MBIA Insured)
         12-15-17          6.03           4,000,000(d)            1,660,840
         12-15-21          5.45           3,045,000(d)              992,548
Southeast Professional Baseball Park District
     Sales Tax Revenue Bonds Zero Coupon
     (MBIA Insured)
         12-15-29          5.15           2,125,000(d)              442,744
Total                                                             3,096,132

Wyoming (1.4%)
Central Regional Water System-Joint Powers
     Board Refunding Revenue Bonds
     (FSA Insured)
         06-01-30          5.25           4,000,000               3,970,200
Green River Joint Powers Board Water & Sewer
     Refunding Revenue Bonds Sweetwater County
     Series 1999A (FSA Insured)
         03-01-24          5.00           2,000,000               1,930,680
Total                                                             5,900,880

Total municipal bonds
(Cost: $385,369,184)                                           $419,089,297

Municipal notes (1.1%)
Issuer(c,h)             Effective           Amount                 Value(a)
                          yield           payable at
                                           maturity
Cohasset Minnesota Revenue Bonds
     (Minnesota Power & Light)
     V.R.D.N. Series 1997A
         06-01-20          5.00%           $200,000                $200,000
Cuyahoga County Ohio Economic Development
     Revenue Bonds (Cleveland Orchestra) V.R.
     Series 1998
         04-01-28          4.90             800,000                 800,000
Duluth Minnesota Health Facilities Revenue Bonds
     (Miller-Dwan Medical Center) V.R. Series 1997
         06-01-19          5.00             400,000                 400,000
Massachusetts State Health & Education Facilities
     (Capital Asset) V.R. Series 1985
         01-01-35          4.90             600,000                 600,000
New York City Municipal Water
     Finance Authority Revenue Bonds V. R.
     Series 1994G
         06-15-24          4.90           1,000,000               1,000,000
Ohio State Water & Air Quality Development
     Authority Pollution Control Refunding
     Revenue Bonds (Toledo Edison) V.R.
         04-01-24          4.90           1,400,000               1,400,000
University of Michigan
     Refunding Revenue Bonds
     (Hospital) V.R. Series 1995A
         12-01-27          4.90             200,000                 200,000

Total municipal notes
(Cost: $4,600,000)                                               $4,600,000

Total investments in securities
(Cost: $389,969,184)(i)                                        $423,689,297

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The  following   abbreviations  may  be  used  in  the  portfolio  security descriptions to identify the insurer of the issue:

     ACA      --    ACA Financial Guaranty Corporation
     AMBAC    --    American Municipal Bond Association Corporation
     BIG      --    Bond Investors Guarantee
     CGIC     --    Capital Guaranty Insurance Company
     FGIC     --    Financial Guarantee Insurance Corporation
     FHA      --    Federal Housing Authority
     FNMA     --    Federal National Mortgage Association
     FSA      --    Financial Security Assurance
     GNMA     --    Government National Mortgage Association
     MBIA     --    Municipal Bond Investors Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --    Alternative Minimum Tax -- As of Dec. 31, 2000, the value of securities subject to alternative minimum tax represented
                    19.62% of net assets.
     B.A.N.   --    Bond Anticipation Note
     C.P.     --    Commercial Paper
     R.A.N.   --    Revenue Anticipation Note
     T.A.N.   --    Tax Anticipation Note
     T.R.A.N. --    Tax & Revenue Anticipation Note
     V.R.     --    Variable Rate
     V.R.D.B. --    Variable Rate Demand Bond
     V.R.D.N. --    Variable Rate Demand Note

(d)  For  zero  coupon  bonds,  the  interest  rate  disclosed   represents  the
     annualized effective yield on the date of acquisition.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):
     Type of security                                           Notional amount
     Sale contracts
     Municipal Bonds, March 2001                                     $5,000,000

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2000.

(i)  At Dec. 31, 2000,  the cost of securities  for federal  income tax purposes
     was  approximately   $389,969,000  and  the  approximate   aggregate  gross
     unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $34,194,000
     Unrealized depreciation                                           (474,000)
                                                                       --------
     Net unrealized appreciation                                    $33,720,000
                                                                    -----------

American
   Express(R)
Funds

AXP Insured Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A: IINSX      Class B: IINBX
Class C: N/A        Class Y: N/A

                                  PRSRT STD AUTO
                                   U.S. POSTAGE
                                       PAID
                                     AMERICAN
                                     EXPRESS

                                                                 S-6330 P (3/01)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.